SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.0810	1.0507	1.1821
Closing rates	1.1050	1.0666	1.1326
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	0.9715	1.0038	1.0808
Closing rates	0.9260	0.9847	1.0331
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	23.9979	24.5633	25.6366
Closing rates	24.7240	24.1160	24.8580